INTANGIBLE ASSETS, NET - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Schedule Of Intangible Asset [Line Items]
Amortization of Intangible Assets	¥ 58,934,000	¥ 75,660,000	¥ 178,000
Impairment loss of intangible assets		533,412,000
Apartment rental contracts [Member]
Schedule Of Intangible Asset [Line Items]
Disposal of intangible assets	10,725,000	14,756,000
Consideration from disposal of Intangible assets	0	0
Loss from disposal of intangible assets	¥ 10,725,000	¥ 14,756,000